Condensed Consolidated Statements of Operations (Unaudited) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
General and administrative costs	$ 270,523		$ 844,333		$ 115,204	$ 98
Administrative expenses – related party	30,000		60,000		14,333
Franchise tax expense	50,050		130,575		24,165	450
Loss from operations	(350,573)		(1,034,908)		(153,702)	(548)
Interest income on investments held in Trust Account	5,815		11,487		819
Changes in fair value of warrant liability	(1,566,668)		(549,901)		(2,729,916)
Net loss	$ (1,911,426)		$ (1,573,322)		(2,882,799)	(548)
Loss before income tax expense					$ (2,882,799)	$ (548)
Class A - Public shares
Weighted average number of shares of common stock outstanding:	23,000,000		23,000,000		23,000,000
Basic and diluted net income (loss) per share:	$ 0.00		$ 0.00		$ 0.00
Class A - Private Placement
Weighted average number of shares of common stock outstanding:	500,000		500,000		500,000
Basic and diluted net income (loss) per share:	$ (0.31)		$ (0.25)		$ (0.52)
Class B - Common Stock
Weighted average number of shares of common stock outstanding:	5,750,000	5,000,000	5,750,000	5,000,000	5,090,659	5,000,000	[1]
Basic and diluted net income (loss) per share:	$ (0.31)	$ 0.00	$ (0.25)	$ 0.00	$ (0.52)	$ 0.00

[1]	Excludes an aggregate of up to 750,000 shares subject to forfeiture if the over-allotment option is not exercised in full by the underwriter. This number has been retroactively restated to reflect the recapitalization of the Company in the form of a 2.5-for-1 stock split and subsequent return to the Company, which resulted in cancellation of 8,625,000 Founder Shares (see Note 6).